UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5615

John Hancock Patriot Premium Dividend Fund I (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Premium Dividend Fund I

6.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Patriot Premium Dividend Fund I Securities owned by the Fund on June 30, 2006 (unaudited)

Issuer		Shares	Value

Common stocks 36.27%			$76,550,499

(Cost $67,625,473)

Electric Utilities 2.57%			5,431,665

FPL Group, Inc.		20,000	827,600
Pinnacle West Capital Corp.		37,000	1,476,670
Progress Energy, Inc.		72,500	3,108,075
Progress Energy, Inc., (Contingent Value Obligation)
(B)(I)		69,000	19,320

Gas Utilities 1.99%			4,200,273

National Fuel Gas Co.		59,850	2,103,129
Peoples Energy Corp.		58,400	2,097,144

Integrated Telecommunication Services 1.82%			3,837,555

AT&T, Inc.		97,850	2,729,036
Verizon Communications, Inc.		33,100	1,108,519

Multi-Utilities 29.18%			61,582,656

Alliant Energy Corp.		144,380	4,952,234
Ameren Corp.		45,900	2,317,950
CH Energy Group, Inc.		151,050	7,250,400
Consolidated Edison, Inc.		32,000	1,422,080
Dominion Resources, Inc.		64,300	4,808,997
DTE Energy Co.		126,000	5,133,240
Duke Energy Corp.		84,650	2,486,171
Energy East Corp.		257,000	6,150,010
KeySpan Corp.		136,450	5,512,580
NiSource, Inc.		87,450	1,909,908
NSTAR		350,000	10,010,000
Public Service Enterprise Group, Inc.		16,000	1,057,920
SCANA Corp.		21,700	837,186
TECO Energy, Inc.		173,000	2,584,620
WPS Resources Corp.		40,400	2,003,840
Xcel Energy, Inc.		164,000	3,145,520

Oil & Gas Storage & Transportation 0.71%			1,498,350

Kinder Morgan, Inc.		15,000	1,498,350

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 59.49%			$125,567,607

(Cost $127,932,360)

Agricultural Products 1.27%			2,678,596

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	35,000	2,678,596

John Hancock Patriot Premium Dividend Fund I Securities owned by the Fund on June 30, 2006 (unaudited)

Consumer Finance 0.56%			1,183,100

CIT Group, Inc., 6.35%, Ser A	BBB+	20,000	490,200
SLM Corp., 6.97%, Ser A	BBB+	13,000	692,900

Diversified Banks 0.94%			1,984,104

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A-	25,000	581,000
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)	A	65,200	1,403,104

Electric Utilities 23.61%			49,841,726

Alabama Power Co., 5.20%	BBB+	240,000	5,224,800
Boston Edison Co., 4.25%	A-	58,152	4,317,786
Boston Edison Co., 4.78%	A-	25,558	2,134,093
Duquesne Light Co., 6.50%	BB+	105,900	5,305,590
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,240,625
Entergy Mississippi, Inc., 6.25%	BB+	150,000	3,637,500
FPC Capital I, 7.10%, Ser A	BB+	136,400	3,358,168
Georgia Power Co., 6.00%, Ser R	A	213,800	4,861,812
Great Plains Energy, Inc., 4.50%	BB+	12,510	994,545
Great Plains Energy, Inc., 8.00%, Conv	BBB-	99,900	2,322,675
HECO Capital Trust III, 6.50%	BBB-	70,400	1,731,840
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	640,625
Interstate Power & Light Co., 8.375%, Ser B	Baa3	25,000	762,500
PPL Electric Utilities Corp., 4.60%	BBB	3,917	343,717
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	4,812,500
Public Service Electric & Gas Co., 4.30%, Ser C	BB+	8,280	641,700
Southern California Edison Co., 6.00%, Ser C	BBB-	12,000	1,120,500
Southern California Edison Co., 6.125%	BBB-	35,000	3,283,437
Virginia Electric & Power Co., $7.05	BB+	10,200	1,060,800
Xcel Energy, Inc., $4.11, Ser D	BB+	24,921	2,046,513

Gas Utilities 2.43%			5,126,039

Southern Union Co., 7.55%, Ser A	BB+	201,100	5,126,039

Integrated Telecommunication Services 1.11%			2,334,529

Telephone & Data Systems, Inc., 6.625%	A-	101,900	2,334,529

Investment Banking & Brokerage 7.64%			16,134,478

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	25,200	1,115,100
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	102,460	4,808,448
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	20,000	494,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	102,700	4,693,390
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	90,400	4,280,440
Merrill Lynch & Co, Inc. 6.375%, Depositary Shares, Ser 3	A-	30,000	743,100

Life & Health Insurance 1.34%			2,832,450

MetLife, Inc., 6.50%, Ser B	BBB	115,000	2,832,450

John Hancock Patriot Premium Dividend Fund I Securities owned by the Fund on June 30, 2006 (unaudited)

Multi-Utilities 13.41%				28,296,401

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	34,000	3,524,314
BGE Capital Trust II, 6.20%		BBB-	205,000	4,602,250
Energy East Capital Trust I, 8.25%		BBB-	200,000	5,074,000
PNM Resources, Inc., 6.75%, Conv		BBB-	98,049	4,814,206
PSEG Funding Trust II, 8.75%		BB+	71,400	1,848,546
Public Service Electric & Gas Co., 6.92%		BB+	26,800	2,613,839
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,501,721
TECO Capital Trust I, 8.50%		B	12,501	317,525
Oil & Gas Exploration & Production 6.05%				12,773,284

Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	26,700	2,612,429
Devon Energy Corp., 6.49%, Ser A		BB+	50,000	5,017,190
Nexen, Inc., 7.35% (Canada)		BB+	205,500	5,143,665
Regional Banks 1.13%				2,382,900

HSBC USA, Inc., $2.8575 (G)		A1	50,700	2,382,900

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 4.24%				$8,958,000

(Cost $8,955,462)

Commercial Paper 4.24%				8,958,000

Chevron Texaco Corp., Due 7-3-06	5.100		8,958	8,958,000

Total investments 100.00%				$211,076,106

John Hancock Patriot Premium Dividend Fund I Footnotes to Schedule of Investments June 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,678,596 or 1.27% of the Fund's total investments as of June 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on June 30, 2006, including short-term investments, was $204,513,295. Gross unrealized appreciation and depreciation of investments aggregated $14,177,984 and $7,615,173, respectively, resulting in net unrealized appreciation of $6,562,811.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PDF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund I.

P10Q3 6/06
8/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund I

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: August 29, 2006